RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME (Tables)	12 Months Ended
Dec. 31, 2022
RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME
Schedule of Restricted shares held for employee share scheme

	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
	Shares	Shares
	(thousands)	(thousands)	RMB	RMB

Restricted shares held for employee share scheme	(138,919)	—	(404,685)	—

Schedule of shares granted and purchase obligation of restricted shares under the Incentive Scheme

	Number of shares
	(thousands)	Repurchase obligation
As of December 31, 2021	—	—
Grant of restricted shares under the Incentive Scheme	(138,919)	(404,685)
As of December 31, 2022	(138,919)	(404,685)

Schedule of shares issued under employee share scheme

	For the year ended December 31,
	2022	2021	2020
Shares issued under employee share scheme	48,258	—	—